EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Non-controlling interest (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 30,821,659	$ 39,471,647	$ 35,439,557
Balance	31,520,416	30,821,659	39,471,647
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(988,925)	2,173,950	1,721,191
Current period change	655,171	(1,733,550)	452,759
Realization of OCI to P&L of discontinued operation		(1,429,325)
Realization of OCI	(92,644)
Balance	(426,398)	(988,925)	2,173,950
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	157,640	1,056,768	859,178
Current period change	(6,447)	(452,982)	197,590
Realization of OCI to P&L of discontinued operation		(446,146)
Realization of OCI	(33,372)
Balance	117,821	157,640	1,056,768
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(1,146,565)	1,117,182	862,013
Current period change	661,618	(1,280,568)	255,169
Realization of OCI to P&L of discontinued operation		(983,179)
Realization of OCI	(59,272)
Balance	$ (544,219)	$ (1,146,565)	$ 1,117,182